Contents of Significant Accounts - Summary of Net Cash Outflow Arising from Deconsolidation of the Subsidiary (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Net Cash Outflow Arising From Deconsolidation Of Subsidiary [Abstract]
Cash received	$ 4,617
Net cash of subsidiary derecognized	(14,430)
Net cash outflow from deconsolidation	$ (9,813)